Income Taxes (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance at beginning of year		¥ 10,282	[1]	¥ 7,318	[1]	¥ 6,056
Additions for tax positions of the current year		45		2,956		2,741
Additions for tax positions of prior years		178		250
Reductions for tax positions of prior years		(17)		(915)		(665)
Settlements with tax authorities		(1,286)				(370)
Other		(553)		673		(444)
Balance at end of year	[1]	8,649		10,282		7,318
Unrecognized tax benefits, offset		¥ 2,043		¥ 124		¥ 32

[1]	The total amounts of unrecognized tax benefits presented in other noncurrent liabilities in the consolidated balance sheets were offset by deferred tax assets in the amount of ¥2,043 million, ¥124 million and ¥32 million as of December 31, 2018, 2017 and 2016.